COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating lease commitments
2014	49,445,429
2015	35,829,711
2016	15,077,517
2017	5,155,184
2018	2,395,381
Thereafter	610,087
Total	108,513,309
Operating lease, rental expense
Operating lease, rental expense	118,261,449	94,213,513	66,208,557
Capital commitments
Outstanding Capital Commitments	376,000,000
Guarantee
Guarantee Arrangement	877,000,000